Non-Current Portion of Real Estate Properties Under Development, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Net book value	$ 318,962	$ 281,713
Real Estate Properties under Development
Property, Plant and Equipment [Line Items]
Building at cost	31,678	27,732
Less: accumulated depreciation	(16,065)	(15,007)
Property plant and equipment excluding construction in progress, Total	15,613	12,725
Construction in progress	92,533	156,221
Land use right	82,346	82,739
Net book value	$ 190,492	$ 251,685